Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000153750 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000153750 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000153750 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000153750 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000153750 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000153750 | AssetSenior Loan Notes
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000153750 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000153751 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000153751 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000153751 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000153751 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000153751 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000153751 | AssetSenior Loan Notes
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000153751 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000078095 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000078095 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000078095 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000078095 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000078095 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000078095 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000078095 | AssetUpdate Asset Type 2 Field
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078095 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000078095 | AssetForeign Government Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000098966 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000098966 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000098966 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000098966 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000098966 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000098966 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000098966 | AssetUpdate Asset Type 2 Field
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098966 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000098966 | AssetForeign Government Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000111629 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000111629 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000111629 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000111629 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000111629 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000111629 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000111629 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000111629 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000111629 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000111630 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000111630 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000111630 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000111630 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000111630 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000111630 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000111630 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000111630 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000111630 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000078079 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000078079 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000078079 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000078079 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000078079 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000078079 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000078079 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000078079 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000078079 | SectorAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000078079 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000078079 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000098951 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098951 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000098951 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000098951 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000098951 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000098951 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000098951 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000098951 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000098951 | SectorAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000098951 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000098951 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000078081 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(35.60%)
C000078081 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000078081 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000078081 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	84.20%
C000078081 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000078081 | AssetUpdate Asset Type 2 Field
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000078081 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000078081 | AssetForeign Government Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000098953 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(35.60%)
C000098953 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000098953 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000098953 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	84.20%
C000098953 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000098953 | AssetUpdate Asset Type 2 Field
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098953 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000098953 | AssetForeign Government Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000222604 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000222604 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222604 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000222604 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000222604 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000222604 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000222605 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000222605 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222605 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000222605 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000222605 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000222605 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000078080 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.90%)
C000078080 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078080 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000078080 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000078080 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000078080 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000078080 | AssetUpdate Asset Type 2 Field
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000078080 | AssetForeign Government Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000098952 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.90%)
C000098952 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000098952 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000098952 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000098952 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000098952 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000098952 | AssetUpdate Asset Type 2 Field
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000098952 | AssetForeign Government Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078082 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000078082 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078082 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000078082 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000078082 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000078082 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000078082 | AssetUpdate Asset Type 2 Field
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098954 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000098954 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000098954 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000098954 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000098954 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000098954 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000098954 | AssetUpdate Asset Type 2 Field
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000111627 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000111627 | Derivatives Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000111627 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000111627 | Multi-National
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000111627 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000111627 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000111627 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000111627 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000111627 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000111627 | Peru
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000111627 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000111627 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000111627 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000111627 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000111627 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000111627 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000111627 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000111627 | AssetForeign Government Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000111627 | AssetDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000111628 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000111628 | Derivatives Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000111628 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000111628 | Multi-National
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000111628 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000111628 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000111628 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000111628 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000111628 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000111628 | Peru
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000111628 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000111628 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000111628 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000111628 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000111628 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000111628 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000111628 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000111628 | AssetForeign Government Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000111628 | AssetDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000078089 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078089 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000078089 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000078089 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000078089 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000078089 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000078089 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000078089 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000098960 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098960 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000098960 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000098960 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000098960 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000098960 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000098960 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000098960 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078115 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078115 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000078115 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000078115 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000078115 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000078115 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000078115 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000078115 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000078115 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078115 | SectorDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098974 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098974 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000098974 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000098974 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000098974 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000098974 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000098974 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000098974 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000098974 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000098974 | SectorDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078104 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000078104 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078104 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078104 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000078104 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000078104 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000078104 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000078104 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000098970 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000098970 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000098970 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000098970 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000098970 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000098970 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000098970 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000098970 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000078093 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000078093 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078093 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000078093 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000078093 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000078093 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000078093 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000078093 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000098964 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000098964 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000098964 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000098964 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000098964 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000098964 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000098964 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000098964 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000226479 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226479 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000226479 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000226479 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000226479 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000226479 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000226479 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000226479 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000226479 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000226479 | SectorSecurities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226478 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226478 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000226478 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000226478 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000226478 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000226478 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000226478 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000226478 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000226478 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000226478 | SectorSecurities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078077 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000078077 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000078077 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000078077 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000078077 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000078077 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000078077 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000078077 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078077 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000078077 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000098949 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000098949 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000098949 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000098949 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000098949 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000098949 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000098949 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000098949 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000098949 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000098949 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078072 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000078072 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078072 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078072 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000078072 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000078072 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000078072 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000078072 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000098945 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000098945 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000098945 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000098945 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000098945 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000098945 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000098945 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000098945 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000078083 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078083 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078083 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000078083 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000078083 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000078083 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000078083 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000078083 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000078083 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000078083 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000098955 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098955 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000098955 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000098955 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000098955 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000098955 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000098955 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000098955 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000098955 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000098955 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078113 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000078113 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000078113 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000078113 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000078113 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000078113 | AssetDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000098972 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000098972 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000098972 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000098972 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000098972 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000098972 | AssetDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000078086 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000078086 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078086 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000078086 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000078086 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000078086 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000078086 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000078086 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000098958 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000098958 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000098958 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000098958 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000098958 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000098958 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000098958 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000098958 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000078098 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000078098 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000078098 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000078098 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000078098 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000078098 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000078098 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000078098 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078098 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000078098 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000098969 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000098969 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000098969 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000098969 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000098969 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000098969 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000098969 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000098969 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000098969 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000098969 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078087 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000078087 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078087 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000078087 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000078087 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000078087 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000078087 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000078087 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000078087 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000078087 | SectorDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078087 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000098959 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000098959 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000098959 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000098959 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000098959 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000098959 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000098959 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000098959 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000098959 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000098959 | SectorDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098959 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000078074 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000078074 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078074 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078074 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000078074 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000078074 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000078074 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000078074 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000078074 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000098947 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000098947 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000098947 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000098947 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000098947 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000098947 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000098947 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000098947 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000098947 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000078116 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000078116 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078116 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000078116 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000078116 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000078116 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000078116 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000078116 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078116 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000078116 | SectorDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078116 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000098975 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000098975 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000098975 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000098975 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000098975 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000098975 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000098975 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000098975 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000098975 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000098975 | SectorDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098975 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000078075 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078075 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078075 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000078075 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000078075 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000078075 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000078075 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000078075 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000078075 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000098948 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098948 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000098948 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000098948 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000098948 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000098948 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000098948 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000098948 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000098948 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000078084 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000078084 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078084 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078084 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078084 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000078084 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000078084 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000078084 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000078084 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000078084 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000078084 | SectorDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098956 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000098956 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000098956 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000098956 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000098956 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000098956 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000098956 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000098956 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000098956 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000098956 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000098956 | SectorDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000125302 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000125302 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000125302 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000125302 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000125302 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000125302 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000125302 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125302 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000125302 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000125303 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000125303 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000125303 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000125303 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000125303 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000125303 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000125303 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125303 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000125303 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000078078 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078078 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000078078 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000078078 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000078078 | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078078 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000078078 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000078078 | India
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000078078 | China
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000078078 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078078 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000078078 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000078078 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000078078 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000078078 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000078078 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078078 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000078078 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000078078 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000098950 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000098950 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000098950 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000098950 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000098950 | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000098950 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000098950 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000098950 | India
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000098950 | China
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000098950 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000098950 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000098950 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000098950 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000098950 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000098950 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000098950 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000098950 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000098950 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000098950 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230801 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230801 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000230801 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000230801 | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000230801 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230801 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230801 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000230801 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230801 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230801 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000230801 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000230801 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000230801 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000230801 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000230801 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230801 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230801 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000230801 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000230801 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000230801 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000230801 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000230801 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000230801 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230800 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230800 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000230800 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000230800 | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000230800 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230800 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230800 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000230800 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230800 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230800 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000230800 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000230800 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000230800 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000230800 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000230800 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230800 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230800 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000230800 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000230800 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000230800 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000230800 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000230800 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000230800 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000078073 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000078073 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000078073 | France
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000078073 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078073 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000078073 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078073 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000078073 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078073 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000078073 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000078073 | Country Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000078073 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000078073 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000078073 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000078073 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000078073 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000078073 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000078073 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000078073 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000098946 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000098946 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000098946 | France
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000098946 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000098946 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000098946 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000098946 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000098946 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000098946 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000098946 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000098946 | Country Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000098946 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000098946 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000098946 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000098946 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000098946 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000098946 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000098946 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000098946 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000078094 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078094 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000078094 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000078094 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000078094 | China
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078094 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078094 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078094 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000078094 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000078094 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000078094 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078094 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000078094 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078094 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000078094 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000078094 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000078094 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000078094 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000078094 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000098965 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000098965 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000098965 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000098965 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000098965 | China
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000098965 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000098965 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000098965 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000098965 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000098965 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000098965 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000098965 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000098965 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000098965 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000098965 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000098965 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000098965 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000098965 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000098965 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000078114 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000078114 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000078114 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078114 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000078114 | France
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000078114 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000078114 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078114 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000078114 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000078114 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000078114 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000078114 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000078114 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000078114 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000078114 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000078114 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000078114 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000078114 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000078114 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000078114 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000078114 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000098973 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000098973 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000098973 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000098973 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000098973 | France
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000098973 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000098973 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000098973 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000098973 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000098973 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000098973 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000098973 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000098973 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000098973 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000098973 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000098973 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000098973 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000098973 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000098973 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000098973 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000098973 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000078112 | Sub-Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000078112 | Securities Sold Short Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078112 | Sub-Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000078112 | Sub-IndustryMedical-Whsle Drug Dist
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078112 | Sub-IndustryDiagnostic Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000078112 | Sub-IndustryMedical Products
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000078112 | Sub-IndustryMedical Instruments
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000078112 | Sub-IndustryMedical-HMO
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000078112 | Sub-IndustryMedical-Biomedical/Gene
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000078112 | Sub-IndustryMedical-Drugs
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000098971 | Sub-Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000098971 | Securities Sold Short Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000098971 | Sub-Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000098971 | Sub-IndustryMedical-Whsle Drug Dist
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000098971 | Sub-IndustryDiagnostic Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000098971 | Sub-IndustryMedical Products
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000098971 | Sub-IndustryMedical Instruments
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000098971 | Sub-IndustryMedical-HMO
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000098971 | Sub-IndustryMedical-Biomedical/Gene
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000098971 | Sub-IndustryMedical-Drugs
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000078085 | Sub-Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000078085 | Securities Sold Short Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000078085 | Sub-Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000078085 | Sub-IndustryREITS-Manufactured Homes
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078085 | Sub-IndustryREITS-Shopping Centers
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078085 | Sub-IndustryREITS-Office Property
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000078085 | Sub-IndustryREITS-Storage
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000078085 | Sub-IndustryREITS-Warehouse/Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000078085 | Sub-IndustryREITS-Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000078085 | Sub-IndustryREITS-Apartments
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000078085 | Sub-IndustryREITS-Diversified
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000098957 | Sub-Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000098957 | Securities Sold Short Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000098957 | Sub-Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000098957 | Sub-IndustryREITS-Manufactured Homes
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000098957 | Sub-IndustryREITS-Shopping Centers
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000098957 | Sub-IndustryREITS-Office Property
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000098957 | Sub-IndustryREITS-Storage
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000098957 | Sub-IndustryREITS-Warehouse/Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000098957 | Sub-IndustryREITS-Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000098957 | Sub-IndustryREITS-Apartments
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000098957 | Sub-IndustryREITS-Diversified
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000078092 | Sub-Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000078092 | Securities Sold Short Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078092 | Sub-Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000078092 | Sub-IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078092 | Sub-IndustryFood Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000078092 | Sub-IndustryEnterprise Software/Serv
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078092 | Sub-IndustryInternet Applic Sftwr
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078092 | Sub-IndustryApplications Software
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000078092 | Sub-IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000078092 | Sub-IndustryElectronic Components-Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000098963 | Sub-Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000098963 | Securities Sold Short Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000098963 | Sub-Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000098963 | Sub-IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000098963 | Sub-IndustryFood Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000098963 | Sub-IndustryEnterprise Software/Serv
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000098963 | Sub-IndustryInternet Applic Sftwr
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000098963 | Sub-IndustryApplications Software
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000098963 | Sub-IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000098963 | Sub-IndustryElectronic Components-Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000226481 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226481 | SectorFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000226481 | SectorEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000226480 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226480 | SectorFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000226480 | SectorEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000230799 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000230799 | SectorFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000230799 | SectorEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000230798 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000230798 | SectorFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000230798 | SectorEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000167976 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000167976 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000167976 | SectorFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000167976 | SectorEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000211249 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000211249 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000211249 | SectorFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000211249 | SectorEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000078100 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078100 | SectorAffiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000078100 | SectorAffiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000211240 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000211240 | SectorAffiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000211240 | SectorAffiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000078101 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078101 | SectorAffiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.30%
C000078101 | SectorAffiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000211241 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000211241 | SectorAffiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.30%
C000211241 | SectorAffiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000078102 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078102 | SectorAffiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	81.70%
C000078102 | SectorAffiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000211242 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000211242 | SectorAffiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	81.70%
C000211242 | SectorAffiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000248882 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248882 | SectorAffiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000248882 | SectorAffiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000248883 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248883 | SectorAffiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000248883 | SectorAffiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000098939 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098939 | SectorAffiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000098939 | SectorAffiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	70.40%
C000211243 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000211243 | SectorAffiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000211243 | SectorAffiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	70.40%
C000098940 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098940 | SectorAffiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000098940 | SectorAffiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000211244 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000211244 | SectorAffiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000211244 | SectorAffiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000098941 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098941 | SectorAffiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.10%
C000098941 | SectorAffiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000211245 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000211245 | SectorAffiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.10%
C000211245 | SectorAffiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000098942 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098942 | SectorAffiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000098942 | SectorAffiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000211246 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000211246 | SectorAffiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000211246 | SectorAffiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000098943 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098943 | SectorAffiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000098943 | SectorAffiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000211247 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000211247 | SectorAffiliated Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000211247 | SectorAffiliated Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000139083 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000139083 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000139083 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000139083 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000139083 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000139083 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000139083 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000139083 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000139083 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000139083 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000078108 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000078108 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078108 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000078108 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000078108 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000078109 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078109 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000078109 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000078109 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078109 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000078109 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000078109 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000078109 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000078109 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000078109 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000078103 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000078103 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000078103 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000078103 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000078103 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000078103 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000078103 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000078103 | SectorDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078105 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000078105 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078105 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000078105 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000078105 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000078105 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000078105 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000078105 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078105 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000078105 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000078105 | SectorDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078105 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221970 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221970 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221970 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000221970 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000221970 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000221970 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000221970 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000221970 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000221970 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221970 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000221970 | SectorDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221970 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078107 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000078107 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078107 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000078107 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000078107 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000078107 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000078107 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000078107 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078107 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078107 | SectorDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078107 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078106 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000078106 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078106 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000078106 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000078106 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000078106 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000078106 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000078106 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000078106 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000078106 | SectorDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078106 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078111 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000078111 | Derivatives Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078111 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000078111 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078111 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000078111 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000078111 | India
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000078111 | China
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000078111 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078111 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000078111 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078111 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000078111 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000078111 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000078111 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000078111 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000078111 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000078111 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000078111 | SectorDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078111 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000078110 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000078110 | Derivatives Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078110 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000078110 | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000078110 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000078110 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078110 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078110 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000078110 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000078110 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000078110 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000078110 | Country Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000078110 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000078110 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000078110 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000078110 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000078110 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000078110 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000078110 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000078110 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000078110 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078110 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000078110 | SectorDerivatives
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078110 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%